Submission	Oct. 02, 2024
Submission [Line Items]
Central Index Key	0001476297
Registrant Name	Dell International L.L.C.
Registration File Number	333-269159-04
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES